UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	January 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (94.15%)
CONSUMER DISCRETIONARY – (7.69%)
Consumer Durables & Apparel – (0.80%)
13,597	Hunter Douglas NV (Netherlands)	$614,583

Media – (6.89%)
6,950	Comcast Corp., Special Class A	105,258
17,100	DIRECTV, Class A *	519,070
65,120	Grupo Televisa S.A., ADR (Mexico)	1,272,445
36,140	Lagardere S.C.A. (France)	1,408,288
123,573	News Corp., Class A	1,558,873
14,690	Walt Disney Co.	434,089

		5,298,023

	Total Consumer Discretionary	5,912,606

CONSUMER STAPLES – (13.35%)
Food & Staples Retailing – (3.08%)
73,000	CVS Caremark Corp.	2,363,010

Food, Beverage & Tobacco – (9.24%)
15,000	Coca-Cola Co.	813,750
64,249	Heineken Holding NV (Netherlands)	2,712,522
220	Japan Tobacco Inc. (Japan)	796,987
706	Lindt & Spruengli AG (Switzerland)	1,530,876
59,400	Swedish Match AB (Sweden)	1,250,907

		7,105,042

Household & Personal Products – (1.03%)
17,500	Mead Johnson Nutrition Co.	791,525

	Total Consumer Staples	10,259,577

ENERGY – (4.98%)
150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	1,336,870
56,535	Tenaris S.A., ADR (Argentina)	2,487,540

	Total Energy	3,824,410

FINANCIALS – (14.81%)
Banks – (4.05%)
	Commercial Banks – (4.05%)
25,100	Banco Santander Brasil S.A., ADS (Brazil)	302,204
1,485,169	China CITIC Bank - H (China)	998,536
780,848	China Merchants Bank Co., Ltd. - H (China)	1,814,347

		3,115,087

Diversified Financials – (5.24%)
	Capital Markets – (0.53%)
20,440	Brookfield Asset Management Inc., Class A (Canada)	410,639

	Diversified Financial Services – (4.71%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	683,268
22,700	Oaktree Capital Group LLC, Class A (a)	783,150
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,082,206
129,945	RHJ International (Belgium)*	1,072,003

		3,620,627

		4,031,266

Insurance – (0.67%)
	Multi-line Insurance – (0.67%)
1,515	Fairfax Financial Holdings Ltd. (Canada)	514,494

Real Estate – (4.85%)
12,410	Digital Realty Trust, Inc.	595,680

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
19,710	Forest City Enterprises, Inc., Class A *	$222,920
497,690	Hang Lung Group Ltd. (Hong Kong)	2,243,594
39,160	Mitsui Fudosan Co., Ltd. (Japan)	665,935

		3,728,129

	Total Financials	11,388,976

HEALTH CARE – (19.01%)
Health Care Equipment & Services – (8.55%)
10,000	Becton, Dickinson and Co.	753,700
43,402	Essilor International S.A. (France)	2,533,746
23,708	IDEXX Laboratories, Inc. *	1,244,788
10,400	Laboratory Corp. of America Holdings *	739,440
345,200	Sinopharm Medicine Holding Co., Ltd. - H (China)*	1,302,734

		6,574,408

Pharmaceuticals, Biotechnology & Life Sciences – (10.46%)
46,530	Johnson & Johnson	2,924,876
76,536	Merck & Co., Inc.	2,922,144
43,500	Pfizer Inc.	811,710
228,700	Sinovac Biotech Ltd. (China)*	1,377,918

		8,036,648

	Total Health Care	14,611,056

INDUSTRIALS – (15.77%)
Capital Goods – (5.62%)
97,240	ABB Ltd., ADR (Switzerland)	1,753,237
92,900	Blount International, Inc. *	1,034,906
1,272,830	Shanghai Electric Group Co. Ltd. - H (China)	559,039
10,770	Siemens AG, Registered (Germany)	971,067

		4,318,249

Commercial & Professional Services – (0.50%)
16,876	Iron Mountain Inc. *	385,785

Transportation – (9.65%)
443,760	China Merchants Holdings International Co., Ltd. (China)	1,494,642
622,570	China Shipping Development Co. Ltd. - H (China)	981,492
316,600	Clark Holdings, Inc. *	129,806
400,943	Cosco Pacific Ltd. (China)	587,682
7,660	Expeditors International of Washington, Inc.	261,129
31,185	Kuehne & Nagel International AG, Registered (Switzerland)	3,031,181
98,700	LLX Logistica S.A. (Brazil)*	436,689
19,040	Ryanair Holdings PLC, ADR (Ireland)*	494,659

		7,417,280

	Total Industrials	12,121,314

INFORMATION TECHNOLOGY – (6.10%)
Software & Services – (5.76%)
44,700	Activision Blizzard, Inc. *	454,152
5,038	Google Inc., Class A *	2,667,243
37,000	NetEase.com Inc., ADR (China)*	1,213,600
2,150	SAP AG, ADR (Germany)	97,438

		4,432,433

Technology Hardware & Equipment – (0.34%)
5,390	Agilent Technologies, Inc. *	151,082

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
7,980	Nokia Oyj, ADR (Finland)	$109,246

		260,328

	Total Information Technology	4,692,761

MATERIALS – (7.78%)
25,889	BHP Billiton PLC (United Kingdom)	772,218
7,600	Potash Corp. of Saskatchewan Inc. (Canada)	755,060
14,290	Rio Tinto PLC (United Kingdom)	707,892
173,080	Sino-Forest Corp. (Canada)*	3,005,935
32,920	Vale S.A., ADR (Brazil)	743,333

	Total Materials	5,984,438

TELECOMMUNICATION SERVICES – (2.46%)
43,393	America Movil SAB de C.V., Series L, ADR (Mexico)	1,894,104

	Total Telecommunication Services	1,894,104

UTILITIES – (2.20%)
396,352	China Resources Power Holdings Co. Ltd. (China)	768,817
10,180	Exelon Corp.	464,412
900,100	Guangdong Investment Ltd. (China)	461,414

	Total Utilities	1,694,643

	TOTAL COMMON STOCK - (Identified cost $73,792,702)	72,383,885

PREFERRED STOCK – (0.47%)
FINANCIALS – (0.47%)
Real Estate – (0.47%)
15,600	SL Green Realty Corp., 7.625%, Series C	361,335

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	361,335

CONVERTIBLE BONDS – (0.07%)
FINANCIALS – (0.07%)
Real Estate – (0.07%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (b)	50,200

	TOTAL CONVERTIBLE BONDS - (Identified cost $40,000)	50,200

SHORT TERM INVESTMENTS – (7.07%)
1,143,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $1,143,010
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 06/01/38, total market value $1,165,860)	1,143,000
1,431,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $1,431,013
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 09/01/36-03/01/39, total market value $1,459,620)	1,431,000

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	January 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$2,862,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $2,862,026
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 02/15/10-05/15/39, total market value $2,919,240)	$2,862,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $5,436,000)	5,436,000

	Total Investments – (101.76%) – (Identified cost $79,429,070) – (c)	78,231,420
	Liabilities Less Other Assets – (1.76%)	(1,352,328)
	Net Assets – (100.00%)	$76,879,092

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $783,150, or 1.02% of the Fund’s net assets as of January 31, 2010.

(b)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $50,200, or 0.07% of the Fund's net assets as of January 31, 2010.

(c)	Aggregate cost for federal income tax purposes is $80,504,174. At January 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,137,700
	Unrealized depreciation	(9,410,454)
	Net unrealized depreciation	$(2,272,754)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.28%)
CONSUMER DISCRETIONARY – (7.68%)
Consumer Durables & Apparel – (1.27%)
3,870	Hunter Douglas NV (Netherlands)	$174,923

Media – (6.41%)
19,350	Grupo Televisa S.A., ADR (Mexico)	378,099
6,770	Lagardere S.C.A. (France)	263,810
9,500	Liberty Global, Inc., Series C *	238,213

		880,122

	Total Consumer Discretionary	1,055,045

CONSUMER STAPLES – (13.94%)
Food, Beverage & Tobacco – (13.94%)
22,150	Heineken Holding NV (Netherlands)	935,148
52	Japan Tobacco Inc. (Japan)	188,379
190	Lindt & Spruengli AG (Switzerland)	411,992
18,100	Swedish Match AB (Sweden)	381,169

	Total Consumer Staples	1,916,688

ENERGY – (5.39%)
10,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	89,125
14,800	Tenaris S.A., ADR (Argentina)	651,200

	Total Energy	740,325

FINANCIALS – (22.32%)
Banks – (7.26%)
Commercial Banks – (7.26%)
6,600	Banco Santander Brasil S.A., ADS (Brazil)	79,464
397,000	China CITIC Bank - H (China)	266,919
280,150	China Merchants Bank Co., Ltd. - H (China)	650,945

		997,328

Diversified Financials – (8.00%)
Capital Markets – (0.86%)
5,890	Brookfield Asset Management Inc., Class A (Canada)	118,330

Diversified Financial Services – (7.14%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	353,430
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	218,526
49,650	RHJ International (Belgium)*	409,596

		981,552

		1,099,882

Insurance – (1.21%)
	Multi-line Insurance – (1.21%)
491	Fairfax Financial Holdings Ltd. (Canada)	166,744

Real Estate – (5.85%)
136,000	Hang Lung Group Ltd. (Hong Kong)	613,090
11,200	Mitsui Fudosan Co., Ltd. (Japan)	190,461

		803,551

	Total Financials	3,067,505

HEALTH CARE – (10.53%)
Health Care Equipment & Services – (7.01%)
10,500	Essilor International S.A. (France)	612,975
92,800	Sinopharm Medicine Holding Co., Ltd. - H (China)*	350,213

		963,188

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	January 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.52%)
3,200	Sanofi-Aventis (France)	$237,813
40,800	Sinovac Biotech Ltd. (China)*	245,820

		483,633

	Total Health Care	1,446,821

INDUSTRIALS – (17.35%)
Capital Goods – (6.25%)
24,950	ABB Ltd., ADR (Switzerland)	449,849
346,100	Shanghai Electric Group Co. Ltd. - H (China)	152,010
2,850	Siemens AG, Registered (Germany)	256,968

		858,827

Transportation – (11.10%)
116,332	China Merchants Holdings International Co., Ltd. (China)	391,821
62,000	China Shipping Development Co. Ltd. - H (China)	97,744
109,334	Cosco Pacific Ltd. (China)	160,256
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	622,080
27,000	LLX Logistica S.A. (Brazil)*	119,459
5,200	Ryanair Holdings PLC, ADR (Ireland)*	135,096

		1,526,456

	Total Industrials	2,385,283

INFORMATION TECHNOLOGY – (3.05%)
Software & Services – (2.63%)
9,500	NetEase.com Inc., ADR (China)*	311,600
1,100	SAP AG, ADR (Germany)	49,852

		361,452

Technology Hardware & Equipment – (0.42%)
4,200	Nokia Oyj, ADR (Finland)	57,498

	Total Information Technology	418,950

MATERIALS – (11.00%)
6,900	BHP Billiton PLC (United Kingdom)	205,814
2,000	Potash Corp. of Saskatchewan Inc. (Canada)	198,700
3,812	Rio Tinto PLC (United Kingdom)	188,837
41,700	Sino-Forest Corp. (Canada)*	724,217
8,600	Vale S.A., ADR (Brazil)	194,188

	Total Materials	1,511,756

TELECOMMUNICATION SERVICES – (3.13%)
9,850	America Movil SAB de C.V., Series L, ADR (Mexico)	429,952

	Total Telecommunication Services	429,952

UTILITIES – (1.89%)
81,400	China Resources Power Holdings Co. Ltd. (China)	157,894
200,000	Guangdong Investment Ltd. (China)	102,525

	Total Utilities	260,419

	TOTAL COMMON STOCK – (Identified cost $13,433,079)	13,232,744

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	January 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (5.17%)
$150,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $150,001
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 06/01/38, total market value $153,000)	$150,000
187,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $187,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 09/01/36-03/01/39, total market value $190,740)	187,000
374,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $374,003
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 02/15/10-05/15/39, total market value $381,480)	374,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $711,000)	711,000

	Total Investments – (101.45%) – (Identified cost $14,144,079) – (a)	13,943,744
	Liabilities Less Other Assets – (1.45%)	(198,864)
	Net Assets – (100.00%)	$13,744,880

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $14,185,618. At January 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,382,887
	Unrealized depreciation	(1,624,761)
	Net unrealized depreciation	$(241,874)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments
January 31, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the funds investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$5,912,606	$1,055,045
Consumer staples	10,259,577	1,916,688
Energy	3,824,410	740,325
Financials	10,967,161	3,067,505
Health care	14,611,056	1,446,821
Industrials	12,121,314	2,385,283
Information technology	4,692,761	418,950
Materials	5,984,438	1,511,756
Telecommunication services	1,894,104	429,952
Utilities	1,694,643	260,419
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	50,200	−
Equity securities:
Financials	783,150	−
Short-term securities	5,436,000	711,000
Level 3 – Significant Unobservable Inputs	–	–
Total	$78,231,420	$13,943,744

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments - (Continued)
January 31, 2010 (Unaudited)

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to January 31, 2010 and through March 31, 2010, which required adjustments and/or additional disclosure.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 27, 2010

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 27, 2010